Defined Benefit Liabilities (Assets) - Changes in Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Interest income	₩ 8,026	₩ 338
Plan assets [member]
Disclosure of fair value of plan assets [line items]
Beginning balance	1,214,007	1,040,286
Interest income	62,058	32,910
Remeasurement	(2,140)	(18,622)
Contributions	108,224	215,254
Benefit paid	(90,452)	(83,123)
Business combinations		26,618
Others	719	684
Ending balance	₩ 1,292,416	₩ 1,214,007